Operating Leases (Q3) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) $ / ft²	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operating Leases [Abstract]
Annual base rent (per square foot) | $ / ft²			9.00
Annual increase per square foot (in dollars per square foot) | $ / ft²			0.25
Cost Components of Operating Leases [Abstract]
Operating lease cost	$ 53,000		$ 158,000
Variable lease cost	26,000		85,000
Total	79,000		243,000
Maturities of Lease Liability [Abstract]
2019	52,000		52,000
2020	213,000		213,000
2021	219,000		219,000
2022	55,000		55,000
Total lease payments	539,000		539,000
Less: Interest	(49,000)		(49,000)
Present value of lease liability	$ 490,000		$ 490,000
Remaining lease term			2 years 6 months
Discount rate	7.50%		7.50%
Operating cash outflows from operating lease			$ 154,000
Rent expense		$ 54,000		$ 160,000	$ 293,000	$ 290,000
Future Minimum Lease Payments [Abstract]
2019	$ 217,000		217,000		217,000
2020	220,000		220,000		220,000
2021	219,000		219,000		219,000
2022	55,000		55,000		55,000
2023	$ 0		$ 0		$ 0